                                ING MUTUAL FUNDS
                                ING Foreign Fund

                       Supplement dated November 14, 2003
                             to the ING Foreign Fund
                         Classes A, B, and C Prospectus
                               Dated July 1, 2003

Effective December 1, 2003, the following replaces the sections entitled "Operating Expenses Paid Each Year by the Fund" and "Examples" on pages 4 and 5 of the Prospectus:

OPERATING EXPENSES PAID EACH YEAR BY THE FUND (1)
(as a % of average net assets)

ING FOREIGN FUND

                     MANAGEMENT      DISTRIBUTION      OTHER         TOTAL            WAIVERS,            NET
                        FEE          AND SERVICE      EXPENSES        FUND         REIMBURSEMENTS      EXPENSES
                                     (12B-1) FEES       (2)        OPERATING            AND
                                                                    EXPENSES       RECOUPMENT (3)
---------------------------------------------------------------------------------------------------------------
Class A      %          1.00             0.25           0.70          1.95             -0.25             1.70
Class B      %          1.00             1.00           0.70          2.70             -0.25             2.45
Class C      %          1.00             1.00           0.70          2.70             -0.25             2.45
---------------------------------------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

(3) ING Investments, LLC ("ING Investments") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limits are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. Additionally, pursuant to a side agreement dated November 11, 2003, ING Investments has lowered the contractual expense limits through at least October 31, 2004. If, after October 31, 2004, ING Investments elects not to renew the side agreement, the expense limits will revert to the limitations under the Fund's expense limitation agreement of 1.95%, 2.70%, and 2.70% for Class A, Class B, and Class C, respectively. The amount of the Fund's expenses proposed to be waived during the current fiscal year by ING Investments is shown under the heading "Waivers, Reimbursements and Recoupment".

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

ING FOREIGN FUND (1)

                                                  1 Year                 3 Years
--------------------------------------------------------------------------------
Class A                                 $            738                   1,129

                                        If you sell your          If you don't
                                             shares             sell your shares
                                        ----------------------------------------
                                        1 Year   3 Years        1 Year   3 Years

--------------------------------------------------------------------------------
Class B                           $      748       1,115           248       815

                                        If you sell your          If you don't
                                             shares             sell your shares
                                        ----------------------------------------
                                        1 Year   3 Years        1 Year   3 Years

--------------------------------------------------------------------------------
Class C                           $      348         815           248       815

--------------------------------------------------------------------------------

(1) The examples reflect the contractual limits for the one-year period and the first year of the three-year period.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING MUTUAL FUNDS
                                ING Foreign Fund

                       Supplement dated November 14, 2003
                             to the ING Foreign Fund
                               Class Q Prospectus
                               Dated July 1, 2003

Effective December 1, 2003, the following replaces the sections entitled "Operating Expenses Paid Each Year by the Fund" and "Examples" on pages 4 and 5 of the Prospectus:

OPERATING EXPENSES PAID EACH YEAR BY THE FUND (1)
(as a % of average net assets)

ING FOREIGN FUND

                      Management       Distribution         Other          Total Fund           Waivers,             Net
                         Fee           and Service       Expenses (2)      Operating         Reimbursements       Expenses
                                       (12b-1) Fees                         Expenses       and Recoupment (3)
--------------------------------------------------------------------------------------------------------------------------
Class Q      %           1.00              0.25              0.60             1.85               -0.25              1.60
--------------------------------------------------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

(3) ING Investments, LLC ("ING Investments") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. Additionally, pursuant to a side agreement dated November 11, 2003, ING Investments has lowered the contractual expense limits through at least October 31, 2004. If, after October 31, 2004, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 1.85% for Class Q. The amount of the Fund's expenses proposed to be waived during the current fiscal year by ING Investments is shown under the heading "Waivers, Reimbursements and Recoupment".

EXAMPLE

The examples that follow are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

ING FOREIGN FUND (1)

                                          1 Year                       3 Years
--------------------------------------------------------------------------------
Class Q                              $     163                           157

--------------------------------------------------------------------------------

(1) The example reflects the contractual limit for the one-year period and the first year of the three-year period.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING MUTUAL FUNDS
                                ING Foreign Fund

                       Supplement dated November 14, 2003
                             to the ING Foreign Fund
                               Class I Prospectus
                               Dated July 1, 2003

Effective December 1, 2003, the following replaces the sections entitled "Operating Expenses Paid Each Year by the Fund" and "Examples" on pages 4 and 5 of the Prospectus:

OPERATING EXPENSES PAID EACH YEAR BY THE FUND (1)
(as a % of average net assets)

ING FOREIGN FUND

                    MANAGEMENT      DISTRIBUTION        OTHER         TOTAL            WAIVERS,            NET
                       FEE           AND SERVICE      EXPENSES         FUND         REIMBURSEMENTS       EXPENSES
                                    (12B-1) FEES         (2)        OPERATING            AND
                                                                     EXPENSES       RECOUPMENT (3)
-----------------------------------------------------------------------------------------------------------------
Class I     %          1.00               -             0.60           1.60             -0.25              1.35
-----------------------------------------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

(3) ING Investments, LLC ("ING Investments") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. Additionally, pursuant to a side agreement dated November 11, 2003, ING Investments has lowered the contractual expense limits through at least October 31, 2004. If, after October 31, 2004, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 1.60% for Class I. The amount of the Fund's expenses proposed to be waived during the current fiscal year by ING Investments is shown under the heading "Waivers, Reimbursements and Recoupment".

EXAMPLE

The examples that follow are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

ING FOREIGN FUND (1)

                                                 1 Year                  3 Years
--------------------------------------------------------------------------------
Class I                                           $137                     $481

--------------------------------------------------------------------------------

(1) The example reflects the contractual limit for the one-year period and the first year of the three-year period.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING MUTUAL FUNDS
                                ING Foreign Fund

                    Supplement dated November 14, 2003 to the
                    Statement of Additional Information (SAI)
                               Dated March 1, 2003
                         (As Supplemented July 1, 2003)



         Effective December 1, 2003, the following is hereby amended.

                  The following replaces the section entitled "Expense Limitation Agreements - Foreign Fund" table on page 33:

      FUND             CLASS A      CLASS B       CLASS C     CLASS I      CLASS M       CLASS Q
Foreign Fund (1)        1.70%        2.45%         2.45%       1.35%         N/A          1.60%

--------------------------------------------------------------------------------

(1) Pursuant to a side letter agreement dated November 11, 2003, the expense limit will continue through at least December 1, 2004. If, after December 1, 2004, ING Investments elects not to renew the side agreement, the expense limits will revert to the limitations under the Fund's current expense limitation agreement of 1.95%, 2.70%, 2.70%, 1.60% and 1.85% for Class A, Class B, Class C, Class I and Class Q, respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE